Prepayments - Summary of Prepayments (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Current prepayments and current accrued income including current contract assets [abstract]
Prepayments of inventory components	$ 0	$ 393,788
Prepaid general and administrative expenses	710,780	1,307,000
Total	$ 710,780	$ 1,700,788